DEBT - Other Financing Expense (Details)	1 Months Ended	9 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)
Debt Instrument [Line Items]
Cash proceeds received		$ 9,526,000
Other financing expense		(2,500,000)
Securities Purchase Agreement | Non-Noteholder Investors
Debt Instrument [Line Items]
Cash proceeds received	$ 3,200,000	3,150,000
Less fair value of Series A Convertible Preferred Stock	(3,857,308)	(3,857,308)
Less fair value of warrants	$ (1,765,607)	(1,765,607)
Other financing expense		$ (2,472,915)